Supplement dated July 17, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, May 11, 2012, and
June 15, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

For information about the Government and High Quality Bond Fund, see the Prospectus for the Government & High Quality Bond Fund dated July 17, 2012.